Share Based Compensation - Options Valuation Assumptions (Details) - Stock options	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Risk-free interest rate minimum (percentage)	2.20%	0.62%	0.31%
Risk-free interest rate maximum (percentage)	4.23%	1.34%	1.66%
Expected volatility minimum (percentage)	78.73%	80.05%	76.38%
Expected volatility maximum (percentage)	84.79%	82.03%	81.45%
Expected dividend yield (percentage)	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected option life (years)	5 years 3 months 7 days	5 years 3 months 7 days	5 years 3 months 7 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected option life (years)	6 years 29 days	6 years 29 days	6 years 29 days